Offerings	Mar. 25, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.00001 per share, 2021 Equity Incentive Plan
Amount Registered | shares	27,675,588
Proposed Maximum Offering Price per Unit	10.6675
Maximum Aggregate Offering Price	$ 295,229,334.99
Fee Rate	0.01531%
Amount of Registration Fee	$ 45,199.61
Offering Note
(1) Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended, this Registration Statement shall also cover any additional shares of the Registrant’s Class A common stock that become issuable under the Registrant’s 2021 Equity Incentive Plan (the “Incentive Plan”) and 2021 Employee Stock Purchase Plan (the “ESPP”) by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of the Registrant’s Class A common stock. (2) Estimated in accordance with Rule 457(c) and (h) solely for the purpose of calculating the registration fee on the basis of the average of the high and low prices of the Registrant’s Class A common stock as reported on the New York Stock Exchange on March 21, 2025.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.00001 per share, 2021 Employee Stock Purchase Plan
Amount Registered | shares	5,535,117
Proposed Maximum Offering Price per Unit	9.0674
Maximum Aggregate Offering Price	$ 50,189,119.89
Fee Rate	0.01531%
Amount of Registration Fee	$ 7,683.95
Offering Note
(1) Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended, this Registration Statement shall also cover any additional shares of the Registrant’s Class A common stock that become issuable under the Registrant’s 2021 Equity Incentive Plan (the “Incentive Plan”) and 2021 Employee Stock Purchase Plan (the “ESPP”) by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of the Registrant’s Class A common stock. (3) Estimated in accordance with Rule 457(c) and (h) solely for the purpose of calculating the registration fee on the basis of the average of the high and low prices of the Registrant’s Class A common stock as reported on the New York Stock Exchange on March 21, 2025, multiplied by 85.0%, which is the percentage of the price per share applicable to purchases under the Registrant’s ESPP.